Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Biosecurity revenue:
Total revenue	$ 313,837	$ 76,657	$ 54,184
Costs and operating expenses:
Research and development	1,149,662	159,767	96,299
General and administrative expenses	862,952	38,306	29,483
Total operating expenses	2,142,304	213,684	125,782
Loss from operations	(1,828,467)	(137,027)	(71,598)
Other (expense) income:
Interest income	837	2,582	5,756
Interest expense	(2,373)	(2,385)	(2,421)
Loss on equity method investments	(77,284)	(396)	(27,533)
Loss on investments	(11,543)	(3,733)	(27,200)
Change in fair value of warrant liabilities	58,615	0	0
Gain on settlement of partnership agreement	23,826	8,286	1,587
Other (expense) income, net	(1,733)	7,839	1,574
Total other (expense) income, net	(9,655)	12,193	(48,237)
Loss before income taxes	(1,838,122)	(124,834)	(119,835)
Income tax (benefit) provision	(1,480)	1,889	22
Net loss	(1,836,642)	(126,723)	(119,857)
Net loss attributable to non-controlling interest	(6,595)	(114)	(530)
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders	$ (1,830,047)	$ (126,609)	$ (119,327)
Net loss per share attributable to Ginkgo Bioworks Holdings, Inc. (1) common stockholders:
Basic	$ (1.35)	$ (0.10)	$ (0.10)
Diluted	$ (1.39)	$ (0.10)	$ (0.10)
Weighted average common shares outstanding (1)
Basic	1,359,848,803	1,274,766,915	1,149,000,417
Diluted	1,360,373,343	1,274,766,915	1,149,000,417
Comprehensive loss:
Net loss	$ (1,836,642)	$ (126,723)	$ (119,857)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,715)	0	0
Total other comprehensive loss	(1,715)	0	0
Comprehensive loss	(1,838,357)	(126,723)	(119,857)
Product
Biosecurity revenue:
Total revenue	23,040	8,707	0
Costs and operating expenses:
Cost of Biosecurity revenue	20,017	6,705	0
Service
Biosecurity revenue:
Total revenue	177,808	8,729	0
Costs and operating expenses:
Cost of Biosecurity revenue	109,673	8,906	0
Foundry Revenue
Biosecurity revenue:
Total revenue	$ 112,989	$ 59,221	$ 54,184